Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Ashmore Funds
Entity Central Index Key	0001498498
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000093382 [Member]
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Corporate Income Fund
Class Name	Institutional Class
Trading Symbol	EMCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Corporate Income Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Corporate Income Fund (Institutional Class/EMCIX)	$107	1.03%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2025, the Ashmore Emerging Markets Corporate Income Fund delivered a total return of 7.58% net of fees and underperformed the JP Morgan CEMBI Broad Diversified benchmark return of 8.01% by 0.43%.
KEY CONTRIBUTORS
Venezuela was the largest contributor, as PDVSA and sovereign bonds rallied on progress toward the Citgo asset sale and favorable court developments supporting bondholder claims. Renewed international pressure on Venezuela’s leadership also improved restructuring expectations.
In Mexico, exposure to Pemex performed well following a government recapitalization and stable trade relations with the U.S., which supported spread tightening. Colombian financial and energy sector holdings further contributed, aided by demand for longer dated corporate debt.
KEY DETRACTORS
China detracted most from performance due to ongoing stress in the real estate sector, where sluggish consumer confidence and declining home prices weighed on overall credit conditions. Brazil lagged as telecom and petrochemical exposures underperformed amid tight domestic liquidity and lower oil prices. In Niger, exposure to a single oil and gas issuer detracted as global energy prices weakened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the performance of a hypothetical $1,000,000 investment in Institutional Class over a ten year period, as compared to the performance of a broad based index and an additional index that the Adviser believes more closely reflects the market segments in which the Fund invests. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-corporate-income-fund-institutional-quarterly-fund-card for the most recent performance information.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2025	1 Year	5 Year	10 Year
Ashmore Emerging Markets Corporate Income Fund (Institutional Class/EMCIX)	7.58%	0.38%	3.60%
JP Morgan Emerging Market Bond Index Global Diversified	12.76%	2.71%	4.13%
JP Morgan CEMBI Broad Diversified	8.01%	3.17%	4.51%

No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-corporate-income-fund-institutional-quarterly-fund-card for the most recent performance information.
Net Assets	$ 18,718,029
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 18,736
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund net assets	$18,718,029
Total number of portfolio holdings	135
Total advisory fees paid (after reimbursements)	$18,736
Portfolio turnover rate	52%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2025.
ASSET TYPE ALLOCATION
GEOGRAPHICAL ALLOCATION

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the year ended October 31, 2025.
C000098143 [Member]
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Corporate Income Fund
Class Name	Class C
Trading Symbol	ECDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Corporate Income Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Corporate Income Fund (Class C/ECDCX)	$209	2.03%

Expenses Paid, Amount	$ 209
Expense Ratio, Percent	2.03%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2025, the Ashmore Emerging Markets Corporate Income Fund (Class C/ECDCX) delivered a total return of 6.38% net of fees, and underperformed the JP Morgan CEMBI Broad Diversified benchmark return of 8.01% by 1.63%.
KEY CONTRIBUTORS
Venezuela was the largest contributor, as PDVSA and sovereign bonds rallied on progress toward the Citgo asset sale and favorable court developments supporting bondholder claims. Renewed international pressure on Venezuela’s leadership also improved restructuring expectations.
In Mexico, exposure to Pemex performed well following a government recapitalization and stable trade relations with the U.S., which supported spread tightening. Colombian financial and energy sector holdings further contributed, aided by demand for longer dated corporate debt.
KEY DETRACTORS
China detracted most from performance due to ongoing stress in the real estate sector, where sluggish consumer confidence and declining home prices weighed on overall credit conditions. Brazil lagged as telecom and petrochemical exposures underperformed amid tight domestic liquidity and lower oil prices. In Niger, exposure to a single oil and gas issuer detracted as global energy prices weakened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class C over a ten year period, as compared to the performance of a broad based index and an additional index that the Adviser believes more closely reflects the market segments in which the Fund invests. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2025	1 Year	5 Year	10 Year
Ashmore Emerging Markets Corporate Income Fund (Class C/ECDCX) (load-waived)	6.38%	-0.63%	2.71%
Ashmore Emerging Markets Corporate Income Fund (Class C/ECDCX) (unadjusted)	5.38%	-0.63%	2.71%
JP Morgan Emerging Market Bond Index Global Diversified	12.76%	2.71%	4.13%
JP Morgan CEMBI Broad Diversified	8.01%	3.17%	4.51%

No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 18,718,029
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 18,736
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund net assets	$18,718,029
Total number of portfolio holdings	135
Total advisory fees paid (after reimbursements)	$18,736
Portfolio turnover rate	52%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2025.
ASSET TYPE ALLOCATION
GEOGRAPHICAL ALLOCATION

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the year ended October 31, 2025.
C000098142 [Member]
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Corporate Income Fund
Class Name	Class A
Trading Symbol	ECDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Corporate Income Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Corporate Income Fund (Class A/ECDAX)	$133	1.28%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2025, the Ashmore Emerging Markets Corporate Income Fund (Class A/ECDAX) delivered a total return of 7.16% net of fees and underperformed the JP Morgan CEMBI Broad Diversified benchmark return of 8.01% by 0.85%.
KEY CONTRIBUTORS
Venezuela was the largest contributor, as PDVSA and sovereign bonds rallied on progress toward the Citgo asset sale and favorable court developments supporting bondholder claims. Renewed international pressure on Venezuela’s leadership also improved restructuring expectations.
In Mexico, exposure to Pemex performed well following a government recapitalization and stable trade relations with the U.S., which supported spread tightening. Colombian financial and energy sector holdings further contributed, aided by demand for longer dated corporate debt.
KEY DETRACTORS
China detracted most from performance due to ongoing stress in the real estate sector, where sluggish consumer confidence and declining home prices weighed on overall credit conditions. Brazil lagged as telecom and petrochemical exposures underperformed amid tight domestic liquidity and lower oil prices. In Niger, exposure to a single oil and gas issuer detracted as global energy prices weakened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class A over a ten year period, as compared to the performance of a broad based index and an additional index that the Adviser believes more closely reflects the market segments in which the Fund invests. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-corporate-income-fund-retail-quarterly-fund-card for the most recent performance information.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2025	1 Year	5 Year	10 Year
Ashmore Emerging Markets Corporate Income Fund (Class A/ECDAX) (load-waived)	7.16%	0.10%	3.34%
Ashmore Emerging Markets Corporate Income Fund (Class A/ECDAX) (unadjusted)	2.88%	-0.70%	2.92%
JP Morgan Emerging Market Bond Index Global Diversified	12.76%	2.71%	4.13%
JP Morgan CEMBI Broad Diversified	8.01%	3.17%	4.51%

No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-corporate-income-fund-retail-quarterly-fund-card for the most recent performance information.
Net Assets	$ 18,718,029
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 18,736
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund net assets	$18,718,029
Total number of portfolio holdings	135
Total advisory fees paid (after reimbursements)	$18,736
Portfolio turnover rate	52%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2025.
ASSET TYPE ALLOCATION
GEOGRAPHICAL ALLOCATION

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the year ended October 31, 2025.
C000098146 [Member]
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Local Currency Bond Fund
Class Name	Class A
Trading Symbol	ELBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Local Currency Bond Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Local Currency Bond Fund (Class A/ELBAX)	$111	1.05%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2025, the Ashmore Emerging Markets Local Currency Bond Fund (Class A/ELBAX) delivered a total return of 12.15% net of fees and underperformed the JP Morgan Global Bond Index benchmark return of 12.59% by 0.44%.
KEY CONTRIBUTORS
The largest contribution came from Nigeria, where exposure to the Naira supported returns as the currency appreciated on the back of FX market reforms and high carry that attracted foreign inflows. In the Czech Republic, the Koruna strengthened alongside the euro, driven by divergent monetary policy paths between the U.S. and the Eurozone and expectations for EU infrastructure and defense spending. Brazil also contributed positively, as higher domestic interest rates and currency appreciation boosted local bond and FX performance.
KEY DETRACTORS
The Fund’s exposure to Malaysia detracted modestly as lower interest rates and softer yields resulted in underperformance relative to peers. Off index positions in Argentina and South Korea also weighed on returns, with the Peso weakening amid political uncertainty and the Won declining on trade tensions and reduced investor confidence.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class A over a ten year period, as compared to the performance of a broad based index and an additional index that the Adviser believes more closely reflects the market segments in which the Fund invests. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-local-currency-bond-fund-retail-quarterly-fund-card for the most recent performance information.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2025	1 Year	5 Year	10 Year
Ashmore Emerging Markets Local Currency Bond Fund (Class A/ELBAX) (load-waived)	12.15%	2.47%	2.99%
Ashmore Emerging Markets Local Currency Bond Fund (Class A/ELBAX) (unadjusted)	7.68%	1.63%	2.58%
JP Morgan Emerging Market Bond Index Global Diversified	12.76%	2.71%	4.13%
JP Morgan Government Bond - Emerging Market Global Diversified Net of Taxes	12.59%	2.22%	3.07%
JP Morgan Global Bond Index - Emerging Markets Global Diversified	13.06%	2.33%	3.13%

No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-local-currency-bond-fund-retail-quarterly-fund-card for the most recent performance information.
Net Assets	$ 9,842,293
Holdings Count | Holding	221
Advisory Fees Paid, Amount
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund net assets	$9,842,293
Total number of portfolio holdings	221
Total advisory fees paid (after reimbursements)	$—
Portfolio turnover rate	55%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of October 31, 2025.
ASSET TYPE ALLOCATION

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the year ended October 31, 2025.
C000098147 [Member]
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Local Currency Bond Fund
Class Name	Class C
Trading Symbol	ELBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Local Currency Bond Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Local Currency Bond Fund (Class C/ELBCX)	$189	1.79%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2025, the Ashmore Emerging Markets Local Currency Bond Fund (Class C/ELBCX) delivered a total return of 11.35% net of fees and underperformed the JP Morgan Global Bond Index benchmark return of 12.59% by 1.24%.
KEY CONTRIBUTORS
The largest contribution came from Nigeria, where exposure to the Naira supported returns as the currency appreciated on the back of FX market reforms and high carry that attracted foreign inflows. In the Czech Republic, the Koruna strengthened alongside the euro, driven by divergent monetary policy paths between the U.S. and the Eurozone and expectations for EU infrastructure and defense spending. Brazil also contributed positively, as higher domestic interest rates and currency appreciation boosted local bond and FX performance.
KEY DETRACTORS
The Fund’s exposure to Malaysia detracted modestly as lower interest rates and softer yields resulted in underperformance relative to peers. Off index positions in Argentina and South Korea also weighed on returns, with the Peso weakening amid political uncertainty and the Won declining on trade tensions and reduced investor confidence.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class C over a ten year period, as compared to the performance of a broad based index and an additional index that the Adviser believes more closely reflects the market segments in which the Fund invests. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2025	1 Year	5 Year	10 Year
Ashmore Emerging Markets Local Currency Bond Fund (Class C/ELBCX) (load-waived)	11.35%	1.70%	2.41%
Ashmore Emerging Markets Local Currency Bond Fund (Class C/ELBCX) (unadjusted)	10.35%	1.70%	2.41%
JP Morgan Emerging Market Bond Index Global Diversified	12.76%	2.71%	4.13%
JP Morgan Government Bond - Emerging Market Global Diversified Net of Taxes	12.59%	2.22%	3.07%
JP Morgan Global Bond Index - Emerging Markets Global Diversified	13.06%	2.33%	3.13%

No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 9,842,293
Holdings Count | Holding	221
Advisory Fees Paid, Amount
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund net assets	$9,842,293
Total number of portfolio holdings	221
Total advisory fees paid (after reimbursements)	$—
Portfolio turnover rate	55%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of October 31, 2025.
ASSET TYPE ALLOCATION

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the year ended October 31, 2025.
C000093384 [Member]
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Local Currency Bond Fund
Class Name	Institutional Class
Trading Symbol	ELBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Local Currency Bond Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Local Currency Bond Fund (Institutional Class/ELBIX)	$85	0.80%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2025, the Ashmore Emerging Markets Local Currency Bond Fund (Institutional Class/ELBIX) delivered a total return of 12.52% net of fees and underperformed the JP Morgan Global Bond Index benchmark return of 12.59% by 0.07%.
KEY CONTRIBUTORS
The largest contribution came from Nigeria, where exposure to the Naira supported returns as the currency appreciated on the back of FX market reforms and high carry that attracted foreign inflows. In the Czech Republic, the Koruna strengthened alongside the euro, driven by divergent monetary policy paths between the U.S. and the Eurozone and expectations for EU infrastructure and defense spending. Brazil also contributed positively, as higher domestic interest rates and currency appreciation boosted local bond and FX performance.
KEY DETRACTORS
The Fund’s exposure to Malaysia detracted modestly as lower interest rates and softer yields resulted in underperformance relative to peers. Off index positions in Argentina and South Korea also weighed on returns, with the Peso weakening amid political uncertainty and the Won declining on trade tensions and reduced investor confidence.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the performance of a hypothetical $1,000,000 investment in Institutional Class over a ten year period, as compared to the performance of a broad based index and an additional index that the Adviser believes more closely reflects the market segments in which the Fund invests. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-local-currency-bond-fund-institutional-quarterly-fund-card for the most recent performance information.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2025	1 Year	5 Year	10 Year
Ashmore Emerging Markets Local Currency Bond Fund (Institutional Class/ELBIX)	12.52%	2.73%	3.24%
JP Morgan Emerging Market Bond Index Global Diversified	12.76%	2.71%	4.13%
JP Morgan Government Bond - Emerging Market Global Diversified Net of Taxes	12.59%	2.22%	3.07%
JP Morgan Global Bond Index - Emerging Markets Global Diversified	13.06%	2.33%	3.13%

No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-local-currency-bond-fund-institutional-quarterly-fund-card for the most recent performance information.
Net Assets	$ 9,842,293
Holdings Count | Holding	221
Advisory Fees Paid, Amount
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund net assets	$9,842,293
Total number of portfolio holdings	221
Total advisory fees paid (after reimbursements)	$—
Portfolio turnover rate	55%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of October 31, 2025.
ASSET TYPE ALLOCATION

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the year ended October 31, 2025.
C000093386 [Member]
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Total Return Fund
Class Name	Institutional Class
Trading Symbol	EMKIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Total Return Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Total Return Fund (Institutional Class/EMKIX)	$129	1.21%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2025, the Ashmore Emerging Markets Total Return Fund (Institutional Class/EMKIX) delivered a total return of 12.54% net of fees and outperformed the 50% JP Morgan Emerging Markets Bond Index Global Diversified / 25% JP Morgan Emerging Local Markets Index Plus / 25% JP Morgan Government Bond Index-Emerging Markets Global Diversified return of 11.82% by 0.72%.
KEY CONTRIBUTORS
Venezuela was the largest contributor, as PDVSA and sovereign bonds rallied on progress toward the Citgo asset sale and favorable court developments supporting bondholder claims. Renewed international pressure on Venezuela’s leadership also improved restructuring expectations.
In Mexico, exposure to Pemex performed well following a government recapitalization and stable trade relations with the U.S., which supported spread tightening. Positive returns from Nigeria, driven by a strengthening Naira on the back of FX reforms, high carry, and firm Eurobond performance, also supported results.
KEY DETRACTORS
China detracted most from performance due to ongoing stress in the real estate sector, where sluggish consumer confidence and declining home prices weighed on overall credit conditions. The Fund’s underweight in Lebanon detracted modestly as rising optimism over potential political change supported bond prices. The Fund’s temporary CDX hedge also detracted after spreads tightened amid easing geopolitical concerns.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the performance of a hypothetical $1,000,000 investment in Institutional Class over a ten year period, as compared to the performance of a broad based index and an additional index that the Adviser believes more closely reflects the market segments in which the Fund invests. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-total-return-fund-institutional-quarterly-fund-card for the most recent performance information.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2025	1 Year	5 Year	10 Year
Ashmore Emerging Markets Total Return Fund (Institutional Class/EMKIX)	12.54%	0.21%	2.24%
JP Morgan Emerging Market Bond Index Global Diversified	12.76%	2.71%	4.13%
50% JP Morgan Emerging Markets Bond Index Global Diversified; 25% JP Morgan Emerging Local Markets Index Plus; 25% JP Morgan Government Bond Index-Emerging Markets Global Diversified	11.82%	2.61%	3.46%

No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-total-return-fund-institutional-quarterly-fund-card for the most recent performance information.
Net Assets	$ 76,328,563
Holdings Count | Holding	394
Advisory Fees Paid, Amount	$ 483,370
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund net assets	$76,328,563
Total number of portfolio holdings	394
Total advisory fees paid (after reimbursements)	$483,370
Portfolio turnover rate	43%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of October 31, 2025.
ASSET TYPE ALLOCATION

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the year ended October 31, 2025.
C000098150 [Member]
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Total Return Fund
Class Name	Class C
Trading Symbol	EMKCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Total Return Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Total Return Fund (Class C/EMKCX)	$234	2.21%

Expenses Paid, Amount	$ 234
Expense Ratio, Percent	2.21%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2025, the Ashmore Emerging Markets Total Return Fund (Class C/EMKCX) delivered a total return of 11.33% net of fees and underperformed the 50% JP Morgan Emerging Markets Bond Index Global Diversified / 25% JP Morgan Emerging Local Markets Index Plus / 25% JP Morgan Government Bond Index-Emerging Markets Global Diversified return of 11.82% by 0.49%.
KEY CONTRIBUTORS
Venezuela was the largest contributor, as PDVSA and sovereign bonds rallied on progress toward the Citgo asset sale and favorable court developments supporting bondholder claims. Renewed international pressure on Venezuela’s leadership also improved restructuring expectations.
In Mexico, exposure to Pemex performed well following a government recapitalization and stable trade relations with the U.S., which supported spread tightening. Positive returns from Nigeria, driven by a strengthening Naira on the back of FX reforms, high carry, and firm Eurobond performance, also supported results.
KEY DETRACTORS
China detracted most from performance due to ongoing stress in the real estate sector, where sluggish consumer confidence and declining home prices weighed on overall credit conditions. The Fund’s underweight in Lebanon detracted modestly as rising optimism over potential political change supported bond prices. The Fund’s temporary CDX hedge also detracted after spreads tightened amid easing geopolitical concerns.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class C over a ten year period, as compared to the performance of a broad based index and an additional index that the Adviser believes more closely reflects the market segments in which the Fund invests. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2025	1 Year	5 Year	10 Year
Ashmore Emerging Markets Total Return Fund (Class C/EMKCX) (load-waived)	11.33%	-0.76%	1.41%
Ashmore Emerging Markets Total Return Fund (Class C/EMKCX) (unadjusted)	10.33%	-0.76%	1.41%
JP Morgan Emerging Market Bond Index Global Diversified	12.76%	2.71%	4.13%
50% JP Morgan Emerging Markets Bond Index Global Diversified; 25% JP Morgan Emerging Local Markets Index Plus; 25% JP Morgan Government Bond Index-Emerging Markets Global Diversified	11.82%	2.61%	3.46%

No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 76,328,563
Holdings Count | Holding	394
Advisory Fees Paid, Amount	$ 483,370
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund net assets	$76,328,563
Total number of portfolio holdings	394
Total advisory fees paid (after reimbursements)	$483,370
Portfolio turnover rate	43%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of October 31, 2025.
ASSET TYPE ALLOCATION

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the year ended October 31, 2025.
C000098151 [Member]
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Total Return Fund
Class Name	Class A
Trading Symbol	EMKAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Total Return Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Total Return Fund (Class A/EMKAX)	$155	1.46%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2025, the Ashmore Emerging Markets Total Return Fund (Class A/EMKAX) delivered a total return of 12.14% net of fees and outperformed the 50% JP Morgan Emerging Markets Bond Index Global Diversified / 25% JP Morgan Emerging Local Markets Index Plus / 25% JP Morgan Government Bond Index-Emerging Markets Global Diversified return of 11.82% by 0.32%.
KEY CONTRIBUTORS
Venezuela was the largest contributor, as PDVSA and sovereign bonds rallied on progress toward the Citgo asset sale and favorable court developments supporting bondholder claims. Renewed international pressure on Venezuela’s leadership also improved restructuring expectations.
In Mexico, exposure to Pemex performed well following a government recapitalization and stable trade relations with the U.S., which supported spread tightening. Positive returns from Nigeria, driven by a strengthening Naira on the back of FX reforms, high carry, and firm Eurobond performance, also supported results.
KEY DETRACTORS
China detracted most from performance due to ongoing stress in the real estate sector, where sluggish consumer confidence and declining home prices weighed on overall credit conditions. The Fund’s underweight in Lebanon detracted modestly as rising optimism over potential political change supported bond prices. The Fund’s temporary CDX hedge also detracted after spreads tightened amid easing geopolitical concerns.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class A over a ten year period, as compared to the performance of a broad based index and an additional index that the Adviser believes more closely reflects the market segments in which the Fund invests. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-total-return-fund-retail-quarterly-fund-card for the most recent performance information.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2025	1 Year	5 Year	10 Year
Ashmore Emerging Markets Total Return Fund (Class A/EMKAX) (load-waived)	12.14%	-0.02%	2.00%
Ashmore Emerging Markets Total Return Fund (Class A/EMKAX) (unadjusted)	7.74%	-0.82%	1.59%
JP Morgan Emerging Market Bond Index Global Diversified	12.76%	2.71%	4.13%
50% JP Morgan Emerging Markets Bond Index Global Diversified; 25% JP Morgan Emerging Local Markets Index Plus; 25% JP Morgan Government Bond Index-Emerging Markets Global Diversified	11.82%	2.61%	3.46%

No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-total-return-fund-retail-quarterly-fund-card for the most recent performance information.
Net Assets	$ 76,328,563
Holdings Count | Holding	394
Advisory Fees Paid, Amount	$ 483,370
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund net assets	$76,328,563
Total number of portfolio holdings	394
Total advisory fees paid (after reimbursements)	$483,370
Portfolio turnover rate	43%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of October 31, 2025.
ASSET TYPE ALLOCATION

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the year ended October 31, 2025.
C000104316 [Member]
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	EMEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Equity Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity Fund (Class A/EMEAX)	$148	1.30%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2025, Ashmore Emerging Markets Equity Fund (Class A/EMEAX) returned 27.66% and underperformed the MSCI Emerging Markets Net benchmark return of 27.91% by 0.25% on a net of fees basis.
KEY CONTRIBUTORS
The Fund’s overweight exposure to South Korea’s semiconductor sector was the largest contributor to relative returns. Companies such as SK Hynix, Hansol Chemical, and SK Square benefited from surging demand for Artificial Intelligence (AI). In Taiwan, holdings in Eugene Technology and Alchip benefitted from similar dynamics related to increasing capital expenditure for AI infrastructure and expectations for broader adoption of custom chip designs.
Elsewhere, select Chinese holdings, including Tencent Music, Contemporary Amperex Technology, and Sieyuan Electric, also performed well due to solid earnings growth and for the latter two companies, geographic expansion.
KEY DETRACTORS
Relative performance was negatively affected by the Fund’s underweight position in Alibaba, which rallied on renewed investor optimism surrounding AI opportunities and signs of easing regulatory tensions. Also in China, Meituan declined as increased competition weighed on profitability.
Outside China, Taiwanese company E Ink lagged on short term tariff concerns despite healthy fundamentals, while Kaspi (Kazakhstan) detracted from performance following a local rate hike that increased funding costs and dampened consumer spending.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class A over a ten year period, as compared to the performance of a broad based index. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-equity-fund-retail-quarterly-fund-card for the most recent performance information.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2025	1 Year	5 Year	10 Year
Ashmore Emerging Markets Equity Fund (Class A/EMEAX) (load-waived)	27.66%	7.77%	10.80%
Ashmore Emerging Markets Equity Fund (Class A/EMEAX) (unadjusted)	20.92%	6.62%	10.21%
MSCI Emerging Markets Net	27.91%	7.45%	7.68%

No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-equity-fund-retail-quarterly-fund-card for the most recent performance information.
Net Assets	$ 244,071,500
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 1,177,824
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund net assets	$244,071,500
Total number of portfolio holdings	67
Total advisory fees paid (after reimbursements)	$1,177,824
Portfolio turnover rate	69%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2025.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	12.7%
Tencent Holdings Ltd.	8.0%
SK hynix, Inc.	4.8%
HDFC Bank Ltd. ADR	3.7%
Contemporary Amperex Technology Co. Ltd., Class A	2.2%
Sieyuan Electric Co. Ltd., Class A	2.0%
AIA Group Ltd.	2.0%
NetEase, Inc. ADR	1.8%
Hansol Chemical Co. Ltd.	1.8%
Rede D'Or Sao Luiz S.A.	1.7%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	12.7%
Tencent Holdings Ltd.	8.0%
SK hynix, Inc.	4.8%
HDFC Bank Ltd. ADR	3.7%
Contemporary Amperex Technology Co. Ltd., Class A	2.2%
Sieyuan Electric Co. Ltd., Class A	2.0%
AIA Group Ltd.	2.0%
NetEase, Inc. ADR	1.8%
Hansol Chemical Co. Ltd.	1.8%
Rede D'Or Sao Luiz S.A.	1.7%

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the year ended October 31, 2025.
C000104317 [Member]
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Equity Fund
Class Name	Class C
Trading Symbol	EMECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Equity Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity Fund (Class C/EMECX)	$232	2.05%

Expenses Paid, Amount	$ 232
Expense Ratio, Percent	2.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2025, Ashmore Emerging Markets Equity Fund (Class C/EMECX) returned 26.79% and underperformed the MSCI Emerging Markets Net benchmark return of 27.91% by 1.12% on a net of fees basis.
KEY CONTRIBUTORS
The Fund’s overweight exposure to South Korea’s semiconductor sector was the largest contributor to relative returns. Companies such as SK Hynix, Hansol Chemical, and SK Square benefited from surging demand for Artificial Intelligence (AI). In Taiwan, holdings in Eugene Technology and Alchip benefitted from similar dynamics related to increasing capital expenditure for AI infrastructure and expectations for broader adoption of custom chip designs.
Elsewhere, select Chinese holdings, including Tencent Music, Contemporary Amperex Technology, and Sieyuan Electric, also performed well due to solid earnings growth and for the latter two companies, geographic expansion.
KEY DECTRACTORS
Relative performance was negatively affected by the Fund’s underweight position in Alibaba, which rallied on renewed investor optimism surrounding AI opportunities and signs of easing regulatory tensions. Also in China, Meituan declined as increased competition weighed on profitability.
Outside China, Taiwanese company E Ink lagged on short term tariff concerns despite healthy fundamentals, while Kaspi (Kazakhstan) detracted from performance following a local rate hike that increased funding costs and dampened consumer spending.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class C over a ten year period, as compared to the performance of a broad based index. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2025	1 Year	5 Year	10 Year
Ashmore Emerging Markets Equity Fund (Class C/EMECX) (load-waived)	26.79%	7.00%	8.49%
Ashmore Emerging Markets Equity Fund (Class C/EMECX) (unadjusted)	25.79%	7.00%	8.49%
MSCI Emerging Markets Net	27.91%	7.45%	7.68%

No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 244,071,500
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 1,177,824
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund net assets	$244,071,500
Total number of portfolio holdings	67
Total advisory fees paid (after reimbursements)	$1,177,824
Portfolio turnover rate	69%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2025.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	12.7%
Tencent Holdings Ltd.	8.0%
SK hynix, Inc.	4.8%
HDFC Bank Ltd. ADR	3.7%
Contemporary Amperex Technology Co. Ltd., Class A	2.2%
Sieyuan Electric Co. Ltd., Class A	2.0%
AIA Group Ltd.	2.0%
NetEase, Inc. ADR	1.8%
Hansol Chemical Co. Ltd.	1.8%
Rede D'Or Sao Luiz S.A.	1.7%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	12.7%
Tencent Holdings Ltd.	8.0%
SK hynix, Inc.	4.8%
HDFC Bank Ltd. ADR	3.7%
Contemporary Amperex Technology Co. Ltd., Class A	2.2%
Sieyuan Electric Co. Ltd., Class A	2.0%
AIA Group Ltd.	2.0%
NetEase, Inc. ADR	1.8%
Hansol Chemical Co. Ltd.	1.8%
Rede D'Or Sao Luiz S.A.	1.7%

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the year ended October 31, 2025.
C000101924 [Member]
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Equity Fund
Class Name	Institutional Class
Trading Symbol	EMFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Equity Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity Fund (Institutional Class/EMFIX)	$120	1.05%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2025, Ashmore Emerging Markets Equity Fund (Institutional Class/EMFIX) returned 27.98% and outperformed the MSCI Emerging Markets Net benchmark return of 27.91% by 0.07% on a net of fees basis.
KEY CONTRIBUTORS
The Fund’s overweight exposure to South Korea’s semiconductor sector was the largest contributor to relative returns. Companies such as SK Hynix, Hansol Chemical, and SK Square benefited from surging demand for Artificial Intelligence (AI). In Taiwan, holdings in Eugene Technology and Alchip benefitted from similar dynamics related to increasing capital expenditure for AI infrastructure and expectations for broader adoption of custom chip designs.
Elsewhere, select Chinese holdings, including Tencent Music, Contemporary Amperex Technology, and Sieyuan Electric, also performed well due to solid earnings growth and for the latter two companies, geographic expansion.
KEY DECTRACTORS
Relative performance was negatively affected by the Fund’s underweight position in Alibaba, which rallied on renewed investor optimism surrounding AI opportunities and signs of easing regulatory tensions. Also in China, Meituan declined as increased competition weighed on profitability.
Outside China, Taiwanese company E Ink lagged on short term tariff concerns despite healthy fundamentals, while Kaspi (Kazakhstan) detracted from performance following a local rate hike that increased funding costs and dampened consumer spending.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the performance of a hypothetical $1,000,000 investment in Institutional Class over a ten year period, as compared to the performance of a broad based index. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-equity-fund-institutional-quarterly-fund-card for the most recent performance information.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2025	1 Year	5 Year	10 Year
Ashmore Emerging Markets Equity Fund (Institutional Class/EMFIX)	27.98%	8.05%	11.09%
MSCI Emerging Markets Net	27.91%	7.45%	7.68%

No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-equity-fund-institutional-quarterly-fund-card for the most recent performance information.
Net Assets	$ 244,071,500
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 1,177,824
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund net assets	$244,071,500
Total number of portfolio holdings	67
Total advisory fees paid (after reimbursements)	$1,177,824
Portfolio turnover rate	69%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2025.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	12.7%
Tencent Holdings Ltd.	8.0%
SK hynix, Inc.	4.8%
HDFC Bank Ltd. ADR	3.7%
Contemporary Amperex Technology Co. Ltd., Class A	2.2%
Sieyuan Electric Co. Ltd., Class A	2.0%
AIA Group Ltd.	2.0%
NetEase, Inc. ADR	1.8%
Hansol Chemical Co. Ltd.	1.8%
Rede D'Or Sao Luiz S.A.	1.7%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	12.7%
Tencent Holdings Ltd.	8.0%
SK hynix, Inc.	4.8%
HDFC Bank Ltd. ADR	3.7%
Contemporary Amperex Technology Co. Ltd., Class A	2.2%
Sieyuan Electric Co. Ltd., Class A	2.0%
AIA Group Ltd.	2.0%
NetEase, Inc. ADR	1.8%
Hansol Chemical Co. Ltd.	1.8%
Rede D'Or Sao Luiz S.A.	1.7%

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the year ended October 31, 2025.
C000104315 [Member]
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Small-Cap Equity Fund
Class Name	Institutional Class
Trading Symbol	ESCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Small-Cap Equity Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Small-Cap Equity Fund (Institutional Class/ESCIX)	$145	1.30%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2025, Ashmore Emerging Markets Small-Cap Equity Fund (Institutional Class/ESCIX) returned 23.25% and outperformed the MSCI Emerging Markets Small-Cap Net benchmark return of 15.49% by 7.76% on a net of fees basis.
KEY CONTRIBUTORS
The Fund’s exposure to the East Asian semiconductor value chain was the primary contributor to relative performance. In South Korea, Hansol Chemical and KoMiCo advanced on accelerating Artificial Intelligence (AI) driven capital expenditure and robust semiconductor demand. In Taiwan, WinWay benefited from growth in probe card demand. Unrelated to the chip industry, however, was Kaori Heat Treatment which performed well due to expanding applications in cooling systems and fuel cell technology. Additionally, Sieyuan Electric (China) added to returns through export led revenue growth.
KEY DETRACTORS
The largest detractor was Gudeng Precision (Taiwan), which declined after delayed customer orders in China. Andes Technology, another Taiwanese holding, also underperformed. In Hungary, Wizz Air detracted as elevated maintenance and depreciation costs weighed on profitability.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the performance of a hypothetical $1,000,000 investment in Institutional Class over a ten year period, as compared to the performance of a broad based index and an additional index that the Adviser believes more closely reflects the market segments in which the Fund invests. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-small-cap-equity-fund-institutional-quarterly-fund-card for the most recent performance information.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2025	1 Year	5 Year	10 Year
Ashmore Emerging Markets Small-Cap Equity Fund (Institutional Class/ESCIX)	23.25%	9.93%	9.13%
MSCI Emerging Markets Net	27.91%	7.45%	7.68%
MSCI Emerging Markets Small Cap Net	15.49%	13.13%	8.10%

No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-small-cap-equity-fund-institutional-quarterly-fund-card for the most recent performance information.
Net Assets	$ 6,259,719
Holdings Count | Holding	48
Advisory Fees Paid, Amount
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund net assets	$6,259,719
Total number of portfolio holdings	48
Total advisory fees paid (after reimbursements)	$—
Portfolio turnover rate	64%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2025.
TOP TEN HOLDINGS
Zetrix Ai Bhd.	4.7%
Hansol Chemical Co. Ltd.	4.1%
Eugene Technology Co. Ltd.	3.7%
Gudeng Precision Industrial Co. Ltd.	3.6%
Andes Technology Corp.	3.3%
Medi Assist Healthcare Services Ltd.	3.1%
Benefit Systems S.A.	3.0%
CreditAccess Grameen Ltd.	2.9%
Alchip Technologies Ltd.	2.9%
Karooooo Ltd.	2.9%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Zetrix Ai Bhd.	4.7%
Hansol Chemical Co. Ltd.	4.1%
Eugene Technology Co. Ltd.	3.7%
Gudeng Precision Industrial Co. Ltd.	3.6%
Andes Technology Corp.	3.3%
Medi Assist Healthcare Services Ltd.	3.1%
Benefit Systems S.A.	3.0%
CreditAccess Grameen Ltd.	2.9%
Alchip Technologies Ltd.	2.9%
Karooooo Ltd.	2.9%

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the year ended October 31, 2025.
C000104314 [Member]
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Small-Cap Equity Fund
Class Name	Class C
Trading Symbol	ESSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Small-Cap Equity Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Small-Cap Equity Fund (Class C/ESSCX)	$255	2.30%

Expenses Paid, Amount	$ 255
Expense Ratio, Percent	2.30%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2025, Ashmore Emerging Markets Small-Cap Equity Fund (Class C/ESSCX) returned 21.99% and outperformed the MSCI Emerging Markets Small-Cap Net benchmark return of 15.49% by 6.50% on a net of fees basis.
KEY CONTRIBUTORS
The Fund’s exposure to the East Asian semiconductor value chain was the primary contributor to relative performance. In South Korea, Hansol Chemical and KoMiCo advanced on accelerating Artificial Intelligence (AI) driven capital expenditure and robust semiconductor demand. In Taiwan, WinWay benefited from growth in probe card demand. Unrelated to the chip industry, however, was Kaori Heat Treatment which performed well due to expanding applications in cooling systems and fuel cell technology. Additionally, Sieyuan Electric (China) added to returns through export led revenue growth.
KEY DETRACTORS
The largest detractor was Gudeng Precision (Taiwan), which declined after delayed customer orders in China. Andes Technology, another Taiwanese holding, also underperformed. In Hungary, Wizz Air detracted as elevated maintenance and depreciation costs weighed on profitability.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class C over a ten year period, as compared to the performance of a broad based index and an additional index that the Adviser believes more closely reflects the market segments in which the Fund invests. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2025	1 Year	5 Year	10 Year
Ashmore Emerging Markets Small-Cap Equity Fund (Class C/ESSCX) (load-waived)	21.99%	8.87%	8.24%
Ashmore Emerging Markets Small-Cap Equity Fund (Class C/ESSCX) (unadjusted)	20.99%	8.87%	8.24%
MSCI Emerging Markets Net	27.91%	7.45%	7.68%
MSCI Emerging Markets Small Cap Net	15.49%	13.13%	8.10%

No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 6,259,719
Holdings Count | Holding	48
Advisory Fees Paid, Amount
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund net assets	$6,259,719
Total number of portfolio holdings	48
Total advisory fees paid (after reimbursements)	$—
Portfolio turnover rate	64%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2025.
TOP TEN HOLDINGS
Zetrix Ai Bhd.	4.7%
Hansol Chemical Co. Ltd.	4.1%
Eugene Technology Co. Ltd.	3.7%
Gudeng Precision Industrial Co. Ltd.	3.6%
Andes Technology Corp.	3.3%
Medi Assist Healthcare Services Ltd.	3.1%
Benefit Systems S.A.	3.0%
CreditAccess Grameen Ltd.	2.9%
Alchip Technologies Ltd.	2.9%
Karooooo Ltd.	2.9%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Zetrix Ai Bhd.	4.7%
Hansol Chemical Co. Ltd.	4.1%
Eugene Technology Co. Ltd.	3.7%
Gudeng Precision Industrial Co. Ltd.	3.6%
Andes Technology Corp.	3.3%
Medi Assist Healthcare Services Ltd.	3.1%
Benefit Systems S.A.	3.0%
CreditAccess Grameen Ltd.	2.9%
Alchip Technologies Ltd.	2.9%
Karooooo Ltd.	2.9%

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the year ended October 31, 2025.
C000104313 [Member]
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Small-Cap Equity Fund
Class Name	Class A
Trading Symbol	ESSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Small-Cap Equity Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Small-Cap Equity Fund (Class A/ESSAX)	$173	1.55%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2025, Ashmore Emerging Markets Small-Cap Equity Fund (Class A/ESSAX) returned 22.93% and outperformed the MSCI Emerging Markets Small-Cap Net benchmark return of 15.49% by 7.44% on a net of fees basis.
KEY CONTRIBUTORS
The Fund’s exposure to the East Asian semiconductor value chain was the primary contributor to relative performance. In South Korea, Hansol Chemical and KoMiCo advanced on accelerating Artificial Intelligence (AI) driven capital expenditure and robust semiconductor demand. In Taiwan, WinWay benefited from growth in probe card demand. Unrelated to the chip industry, however, was Kaori Heat Treatment which performed well due to expanding applications in cooling systems and fuel cell technology. Additionally, Sieyuan Electric (China) added to returns through export led revenue growth.
KEY DETRACTORS
The largest detractor was Gudeng Precision (Taiwan), which declined after delayed customer orders in China. Andes Technology, another Taiwanese holding, also underperformed. In Hungary, Wizz Air detracted as elevated maintenance and depreciation costs weighed on profitability.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class A over a ten year period, as compared to the performance of a broad based index and an additional index that the Adviser believes more closely reflects the market segments in which the Fund invests. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-small-cap-equity-fund-retail-quarterly-fund-card for the most recent performance information.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2025	1 Year	5 Year	10 Year
Ashmore Emerging Markets Small-Cap Equity Fund (Class A/ESSAX) (load-waived)	22.93%	9.67%	8.86%
Ashmore Emerging Markets Small-Cap Equity Fund (Class A/ESSAX) (unadjusted)	16.47%	8.49%	8.28%
MSCI Emerging Markets Net	27.91%	7.45%	7.68%
MSCI Emerging Markets Small Cap Net	15.49%	13.13%	8.10%

No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-small-cap-equity-fund-retail-quarterly-fund-card for the most recent performance information.
Net Assets	$ 6,259,719
Holdings Count | Holding	48
Advisory Fees Paid, Amount
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund net assets	$6,259,719
Total number of portfolio holdings	48
Total advisory fees paid (after reimbursements)	$—
Portfolio turnover rate	64%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2025.
TOP TEN HOLDINGS
Zetrix Ai Bhd.	4.7%
Hansol Chemical Co. Ltd.	4.1%
Eugene Technology Co. Ltd.	3.7%
Gudeng Precision Industrial Co. Ltd.	3.6%
Andes Technology Corp.	3.3%
Medi Assist Healthcare Services Ltd.	3.1%
Benefit Systems S.A.	3.0%
CreditAccess Grameen Ltd.	2.9%
Alchip Technologies Ltd.	2.9%
Karooooo Ltd.	2.9%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Zetrix Ai Bhd.	4.7%
Hansol Chemical Co. Ltd.	4.1%
Eugene Technology Co. Ltd.	3.7%
Gudeng Precision Industrial Co. Ltd.	3.6%
Andes Technology Corp.	3.3%
Medi Assist Healthcare Services Ltd.	3.1%
Benefit Systems S.A.	3.0%
CreditAccess Grameen Ltd.	2.9%
Alchip Technologies Ltd.	2.9%
Karooooo Ltd.	2.9%

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the year ended October 31, 2025.
C000130348 [Member]
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Frontier Equity Fund
Class Name	Class A
Trading Symbol	EFEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Frontier Equity Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Frontier Equity Fund (Class A/EFEAX)	$197	1.81%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.81%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2025, Ashmore Emerging Markets Frontier Equity Fund (Class A/EFEAX) returned 17.62% and underperformed the MSCI Frontier Markets + Select EM Countries Capped Index Net TR benchmark return of 31.58% by 13.96% on a net of fees basis.
KEY DETRACTORS
Security selection in Vietnam was the primary detractor from relative returns. While the local market rallied sharply, gains were concentrated in a few large cap names the Fund did not hold, including Vingroup. The Fund’s position in FPT, a leading technology and IT services company, declined amid macro uncertainty and reduced enterprise spending.
Outside Vietnam, Kaspi (Kazakhstan) declined following an unexpected rate hike that weighed on the company’s fintech business, and weaker than expected smartphone sales from new regulations. Meanwhile, Globant (Argentina) underperformed after weaker guidance from a slowdown in demand from a key client.
KEY CONTRIBUTORS
The largest positive contributor was Halyk Savings Bank (Kazakhstan), which benefited from strong loan growth and better than expected earnings.
In Pakistan, pharmaceutical company Searle advanced after a successful management transition and reaffirmation of long term growth targets. Elsewhere, Piraeus Bank (Greece) performed well on improved profitability following a return to positive credit growth.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class A over a ten year period, as compared to the performance of a broad based index and an additional index that the Adviser believes more closely reflects the market segments in which the Fund invests. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-frontier-equity-fund-retail-quarterly-fund-card for the most recent performance information.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2025	1 Year	5 Year	10 Year
Ashmore Emerging Markets Frontier Equity Fund (Class A/EFEAX) (load-waived)	17.62%	13.79%	7.21%
Ashmore Emerging Markets Frontier Equity Fund (Class A/EFEAX) (unadjusted)	11.44%	12.58%	6.64%
MSCI Emerging Markets Net	27.91%	7.45%	7.68%
MSCI Frontier Markets + Select EM Countries Capped Index Net TR	31.58%	11.18%	6.64%

No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-frontier-equity-fund-retail-quarterly-fund-card for the most recent performance information.
Net Assets	$ 101,368,513
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 937,554
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund net assets	$101,368,513
Total number of portfolio holdings	58
Total advisory fees paid (after reimbursements)	$937,554
Portfolio turnover rate	76%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2025.
TOP TEN HOLDINGS
Emaar Properties PJSC	3.6%
Vinhomes JSC	3.6%
National Bank of Kuwait S.A.K.P.	3.4%
Banca Transilvania S.A.	3.3%
Nova Ljubljanska Banka dd GDR (Registered)	3.3%
Kaspi.KZ JSC ADR	3.0%
Attijariwafa Bank	3.0%
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)	2.9%
Doha Bank QPSC	2.8%
Mobile World Investment Corp.	2.7%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Emaar Properties PJSC	3.6%
Vinhomes JSC	3.6%
National Bank of Kuwait S.A.K.P.	3.4%
Banca Transilvania S.A.	3.3%
Nova Ljubljanska Banka dd GDR (Registered)	3.3%
Kaspi.KZ JSC ADR	3.0%
Attijariwafa Bank	3.0%
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)	2.9%
Doha Bank QPSC	2.8%
Mobile World Investment Corp.	2.7%

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the year ended October 31, 2025.
C000130349 [Member]
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Frontier Equity Fund
Class Name	Class C
Trading Symbol	EFECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Frontier Equity Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Frontier Equity Fund (Class C/EFECX)	$276	2.55%

Expenses Paid, Amount	$ 276
Expense Ratio, Percent	2.55%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2025, Ashmore EM Frontier Equity Fund (Class C/EFECX) returned 16.76% and underperformed the MSCI Frontier Markets + Select EM Countries Capped Index Net TR benchmark return of 31.58% by 14.82% on a net of fees basis.
KEY DETRACTORS
Security selection in Vietnam was the primary detractor from relative returns. While the local market rallied sharply, gains were concentrated in a few large cap names the Fund did not hold, including Vingroup. The Fund’s position in FPT, a leading technology and IT services company, declined amid macro uncertainty and reduced enterprise spending.
Outside Vietnam, Kaspi (Kazakhstan) declined following an unexpected rate hike that weighed on the company’s fintech business, and weaker than expected smartphone sales from new regulations. Meanwhile, Globant (Argentina) underperformed after weaker guidance from a slowdown in demand from a key client.
KEY CONTRIBUTORS
The largest positive contributor was Halyk Savings Bank (Kazakhstan), which benefited from strong loan growth and better than expected earnings.
In Pakistan, pharmaceutical company Searle advanced after a successful management transition and reaffirmation of long term growth targets. Elsewhere, Piraeus Bank (Greece) performed well on improved profitability following a return to positive credit growth.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class C over a ten year period, as compared to the performance of a broad based index and an additional index that the Adviser believes more closely reflects the market segments in which the Fund invests. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2025	1 Year	5 Year	10 Year
Ashmore Emerging Markets Frontier Equity Fund (Class C/EFECX) (load-waived)	16.76%	12.93%	6.54%
Ashmore Emerging Markets Frontier Equity Fund (Class C/EFECX) (unadjusted)	15.76%	12.93%	6.54%
MSCI Emerging Markets Net	27.91%	7.45%	7.68%
MSCI Frontier Markets + Select EM Countries Capped Index Net TR	31.58%	11.18%	6.64%

No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 101,368,513
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 937,554
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund net assets	$101,368,513
Total number of portfolio holdings	58
Total advisory fees paid (after reimbursements)	$937,554
Portfolio turnover rate	76%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2025.
TOP TEN HOLDINGS
Emaar Properties PJSC	3.6%
Vinhomes JSC	3.6%
National Bank of Kuwait S.A.K.P.	3.4%
Banca Transilvania S.A.	3.3%
Nova Ljubljanska Banka dd GDR (Registered)	3.3%
Kaspi.KZ JSC ADR	3.0%
Attijariwafa Bank	3.0%
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)	2.9%
Doha Bank QPSC	2.8%
Mobile World Investment Corp.	2.7%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Emaar Properties PJSC	3.6%
Vinhomes JSC	3.6%
National Bank of Kuwait S.A.K.P.	3.4%
Banca Transilvania S.A.	3.3%
Nova Ljubljanska Banka dd GDR (Registered)	3.3%
Kaspi.KZ JSC ADR	3.0%
Attijariwafa Bank	3.0%
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)	2.9%
Doha Bank QPSC	2.8%
Mobile World Investment Corp.	2.7%

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the year ended October 31, 2025.
C000130350 [Member]
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Frontier Equity Fund
Class Name	Institutional Class
Trading Symbol	EFEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Frontier Equity Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Frontier Equity Fund (Institutional Class/EFEIX)	$169	1.55%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2025, Ashmore Emerging Markets Frontier Equity Fund (Institutional Class/EFEIX) returned 17.85% and underperformed the MSCI Frontier Markets + Select EM Countries Capped Index Net TR benchmark return of 31.58% by 13.73% on a net of fees basis.
KEY DETRACTORS
Security selection in Vietnam was the primary detractor from relative returns. While the local market rallied sharply, gains were concentrated in a few large cap names the Fund did not hold, including Vingroup. The Fund’s position in FPT, a leading technology and IT services company, declined amid macro uncertainty and reduced enterprise spending.
Outside Vietnam, Kaspi (Kazakhstan) declined following an unexpected rate hike that weighed on the company’s fintech business, and weaker than expected smartphone sales from new regulations. Meanwhile, Globant (Argentina) underperformed after weaker guidance from a slowdown in demand from a key client.
KEY CONTRIBUTORS
The largest positive contributor was Halyk Savings Bank (Kazakhstan), which benefited from strong loan growth and better than expected earnings.
In Pakistan, pharmaceutical company Searle advanced after a successful management transition and reaffirmation of long term growth targets. Elsewhere, Piraeus Bank (Greece) performed well on improved profitability following a return to positive credit growth.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the performance of a hypothetical $1,000,000 investment in Institutional Class over a ten year period, as compared to the performance of a broad based index and an additional index that the Adviser believes more closely reflects the market segments in which the Fund invests. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-frontier-equity-fund-institutional-quarterly-fund-card for the most recent performance information.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2025	1 Year	5 Year	10 Year
Ashmore Emerging Markets Frontier Equity Fund (Institutional Class/EFEIX)	17.85%	14.05%	7.50%
MSCI Emerging Markets Net	27.91%	7.45%	7.68%
MSCI Frontier Markets + Select EM Countries Capped Index Net TR	31.58%	11.18%	6.64%

No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-frontier-equity-fund-institutional-quarterly-fund-card for the most recent performance information.
Net Assets	$ 101,368,513
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 937,554
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund net assets	$101,368,513
Total number of portfolio holdings	58
Total advisory fees paid (after reimbursements)	$937,554
Portfolio turnover rate	76%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2025.
TOP TEN HOLDINGS
Emaar Properties PJSC	3.6%
Vinhomes JSC	3.6%
National Bank of Kuwait S.A.K.P.	3.4%
Banca Transilvania S.A.	3.3%
Nova Ljubljanska Banka dd GDR (Registered)	3.3%
Kaspi.KZ JSC ADR	3.0%
Attijariwafa Bank	3.0%
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)	2.9%
Doha Bank QPSC	2.8%
Mobile World Investment Corp.	2.7%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Emaar Properties PJSC	3.6%
Vinhomes JSC	3.6%
National Bank of Kuwait S.A.K.P.	3.4%
Banca Transilvania S.A.	3.3%
Nova Ljubljanska Banka dd GDR (Registered)	3.3%
Kaspi.KZ JSC ADR	3.0%
Attijariwafa Bank	3.0%
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)	2.9%
Doha Bank QPSC	2.8%
Mobile World Investment Corp.	2.7%

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the year ended October 31, 2025.
C000142708 [Member]
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Short Duration Fund
Class Name	Institutional Class
Trading Symbol	ESFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Short Duration Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Short Duration Fund (Institutional Class/ESFIX)	$135	1.31%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2025, the Ashmore Emerging Markets Short Duration Fund (Institutional Class/ESFIX) delivered a total return of 5.44% net of fees and underperformed the JP Morgan CEMBI Broad Diversified 1-3 Year benchmark return of 6.93% by 1.49%.
TOP CONTRIBUTORS
Venezuela was the largest contributor, as PDVSA and sovereign bonds rallied on progress toward the Citgo asset sale and favorable court developments supporting bondholder claims. Renewed international pressure on Venezuela’s leadership also improved restructuring expectations.
In Mexico, exposure to Pemex performed well following a government recapitalization and stable trade relations with the U.S., which supported spread tightening. The Fund’s underweight in Ghana also added to returns, as the country’s bonds underperformed within the index.
TOP DETRACTORS
China detracted most from performance due to ongoing stress in the real estate sector, where sluggish consumer confidence and declining home prices weighed on overall credit conditions. Ukraine underperformed as its bonds rallied on peace expectations while the Fund remained underweight. In Brazil, exposure to telecom and petrochemical credits detracted amid tight domestic liquidity and lower oil prices.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the performance of a hypothetical $1,000,000 investment in Institutional Class over a ten year period, as compared to the performance of a broad based index and an additional index that the Adviser believes more closely reflects the market segments in which the Fund invests. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-short-duration-fund-institutional-quarterly-fund-card for the most recent performance information.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2025	1 Year	5 Year	10 Year
Ashmore Emerging Markets Short Duration Fund (Institutional Class/ESFIX)	5.44%	-1.51%	0.99%
JP Morgan Emerging Market Bond Index Global Diversified	12.76%	2.71%	4.13%
JP Morgan CEMBI Broad Diversified 1-3 Year	6.93%	3.76%	3.87%

No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-short-duration-fund-institutional-quarterly-fund-card for the most recent performance information.
Net Assets	$ 31,185,438
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 16,539
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund net assets	$31,185,438
Total number of portfolio holdings	96
Total advisory fees paid (after reimbursements)	$16,539
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2025.
ASSET TYPE ALLOCATION
GEOGRAPHICAL ALLOCATION

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the year ended October 31, 2025.
C000142710 [Member]
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Short Duration Fund
Class Name	Class C
Trading Symbol	ESFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Short Duration Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Short Duration Fund (Class C/ESFCX)	$236	2.31%

Expenses Paid, Amount	$ 236
Expense Ratio, Percent	2.31%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2025, the Ashmore Emerging Markets Short Duration Fund (Class C/ESFCX) delivered a total return of 4.69% net of fees and underperformed the JP Morgan CEMBI Broad Diversified 1-3 Year benchmark return of 6.93% by 2.24%.
TOP CONTRIBUTORS
Venezuela was the largest contributor, as PDVSA and sovereign bonds rallied on progress toward the Citgo asset sale and favorable court developments supporting bondholder claims. Renewed international pressure on Venezuela’s leadership also improved restructuring expectations.
In Mexico, exposure to Pemex performed well following a government recapitalization and stable trade relations with the U.S., which supported spread tightening. The Fund’s underweight in Ghana also added to returns, as the country’s bonds underperformed within the index.
TOP DETRACTORS
China detracted most from performance due to ongoing stress in the real estate sector, where sluggish consumer confidence and declining home prices weighed on overall credit conditions. Ukraine underperformed as its bonds rallied on peace expectations while the Fund remained underweight. In Brazil, exposure to telecom and petrochemical credits detracted amid tight domestic liquidity and lower oil prices.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class C since its inception on June 13, 2017, as compared to the performance of a broad based index and an additional index that the Adviser believes more closely reflects the market segments in which the Fund invests. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2025	1 Year	5 Year	Since Inception
Ashmore Emerging Markets Short Duration Fund (Class C/ESFCX) (load-waived)	4.69%	-2.45%	-2.77%
Ashmore Emerging Markets Short Duration Fund (Class C/ESFCX) (unadjusted)	3.69%	-2.45%	-2.77%
JP Morgan Emerging Market Bond Index Global Diversified	12.76%	2.71%	2.23%
JP Morgan CEMBI Broad Diversified 1-3 Year	6.93%	3.76%	3.74%

Performance Inception Date	Jun. 13, 2017
No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 31,185,438
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 16,539
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund net assets	$31,185,438
Total number of portfolio holdings	96
Total advisory fees paid (after reimbursements)	$16,539
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2025.
ASSET TYPE ALLOCATION
GEOGRAPHICAL ALLOCATION

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the year ended October 31, 2025.
C000142709 [Member]
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Short Duration Fund
Class Name	Class A
Trading Symbol	ESFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Short Duration Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Short Duration Fund (Class A/ESFAX)	$159	1.55%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2025, the Ashmore Emerging Markets Short Duration Fund (Class A/ESFAX) delivered a total return of 5.37% net of fees and underperformed the JP Morgan CEMBI Broad Diversified 1-3 Year benchmark return of 6.93% by 1.56%.
TOP CONTRIBUTORS
Venezuela was the largest contributor, as PDVSA and sovereign bonds rallied on progress toward the Citgo asset sale and favorable court developments supporting bondholder claims. Renewed international pressure on Venezuela’s leadership also improved restructuring expectations.
In Mexico, exposure to Pemex performed well following a government recapitalization and stable trade relations with the U.S., which supported spread tightening. The Fund’s underweight in Ghana also added to returns, as the country’s bonds underperformed within the index.
TOP DETRACTORS
China detracted most from performance due to ongoing stress in the real estate sector, where sluggish consumer confidence and declining home prices weighed on overall credit conditions. Ukraine underperformed as its bonds rallied on peace expectations while the Fund remained underweight. In Brazil, exposure to telecom and petrochemical credits detracted amid tight domestic liquidity and lower oil prices.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class A over a ten year period, as compared to the performance of a broad based index and an additional index that the Adviser believes more closely reflects the market segments in which the Fund invests. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-short-duration-fund-retail-quarterly-fund-card for the most recent performance information.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2025	1 Year	5 Year	10 Year
Ashmore Emerging Markets Short Duration Fund (Class A/ESFAX) (load-waived)	5.37%	-1.73%	0.75%
Ashmore Emerging Markets Short Duration Fund (Class A/ESFAX) (unadjusted)	3.04%	-2.17%	0.34%
JP Morgan Emerging Market Bond Index Global Diversified	12.76%	2.71%	4.13%
JP Morgan CEMBI Broad Diversified 1-3 Year	6.93%	3.76%	3.87%

No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-short-duration-fund-retail-quarterly-fund-card for the most recent performance information.
Net Assets	$ 31,185,438
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 16,539
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund net assets	$31,185,438
Total number of portfolio holdings	96
Total advisory fees paid (after reimbursements)	$16,539
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2025.
ASSET TYPE ALLOCATION
GEOGRAPHICAL ALLOCATION

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the year ended October 31, 2025.
C000174429 [Member]
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Active Equity Fund
Class Name	Class A
Trading Symbol	EMQAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Active Equity Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Active Equity Fund (Class A/EMQAX)	$147	1.31%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2025, Ashmore Emerging Markets Active Equity Fund (Class A/EMQAX) returned 24.86% and underperformed the MSCI Emerging Markets Net benchmark return of 27.91% by 3.05% on a net of fees basis.
KEY CONTRIBUTORS
The Fund benefited from holdings in the South Korean semiconductor industry, where SK Hynix and SK Square outperformed on sustained demand for Artificial Intelligence (AI) related high bandwidth memory and improving pricing in DRAM and NAND products. In China, the Consumer Discretionary (Alibaba) and Media & Entertainment (Tencent) added to returns following a re-rating in large-cap technology companies, and stronger than expected earnings.
Elsewhere, Argentina Banks (Grupo Financiero Galicia) also contributed positively as improving macroeconomic conditions, including lower inflation and progress on structural reform, supported earnings growth. The company has also strengthened its balance sheet in recent years.
KEY DETRACTORS
While exposure to specific industries within China performed well, overall investment in the country detracted from performance. This was primarily concentrated in Consumer Services (Meituan) and Technology Hardware (Xiaomi). Exposure to Brazilian Consumption (Raia Drogasil, Lojas Renner) also lagged as high real interest rates constrained earnings outlooks. In Taiwan Technology Hardware, E Ink underperformed due to near term tariff concerns and their potential impact on U.S. demand.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class A since its inception on November 01, 2016, as compared to the performance of a broad based index. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-active-equity-fund-retail-quarterly-fund-card for the most recent performance information.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2025	1 Year	5 Year	Since Inception
Ashmore Emerging Markets Active Equity Fund (Class A/EMQAX) (load-waived)	24.86%	5.37%	6.67%
Ashmore Emerging Markets Active Equity Fund (Class A/EMQAX) (unadjusted)	18.34%	4.25%	6.04%
MSCI Emerging Markets Net	27.91%	7.45%	7.54%

Performance Inception Date	Nov. 01, 2016
No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-active-equity-fund-retail-quarterly-fund-card for the most recent performance information.
Net Assets	$ 13,845,369
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 23,820
Investment Company Portfolio Turnover	209.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund net assets	$13,845,369
Total number of portfolio holdings	53
Total advisory fees paid (after reimbursements)	$23,820
Portfolio turnover rate	209%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2025.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	10.8%
Tencent Holdings Ltd.	7.9%
Alibaba Group Holding Ltd.	4.6%
HDFC Bank Ltd. ADR	4.1%
Samsung Electronics Co. Ltd.	3.9%
PDD Holdings, Inc.	3.0%
Sun Pharmaceutical Industries Ltd.	2.9%
Industrial & Commercial Bank of China Ltd., Class H	2.9%
Maruti Suzuki India Ltd.	2.9%
Infosys Ltd. ADR	2.4%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	10.8%
Tencent Holdings Ltd.	7.9%
Alibaba Group Holding Ltd.	4.6%
HDFC Bank Ltd. ADR	4.1%
Samsung Electronics Co. Ltd.	3.9%
PDD Holdings, Inc.	3.0%
Sun Pharmaceutical Industries Ltd.	2.9%
Industrial & Commercial Bank of China Ltd., Class H	2.9%
Maruti Suzuki India Ltd.	2.9%
Infosys Ltd. ADR	2.4%

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the year ended October 31, 2025.
C000174430 [Member]
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Active Equity Fund
Class Name	Class C
Trading Symbol	EMQCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Active Equity Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Active Equity Fund (Class C/EMQCX)	$226	2.02%

Expenses Paid, Amount	$ 226
Expense Ratio, Percent	2.02%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2025, Ashmore Emerging Markets Active Equity Fund (Class C/EMQCX) returned 23.98% and underperformed the MSCI Emerging Markets Net benchmark return of 27.91% by 3.93% on a net of fees basis.
KEY CONTRIBUTORS
The Fund benefited from holdings in the South Korean semiconductor industry, where SK Hynix and SK Square outperformed on sustained demand for Artificial Intelligence (AI) related high bandwidth memory and improving pricing in DRAM and NAND products. In China, the Consumer Discretionary (Alibaba) and Media & Entertainment (Tencent) added to returns following a re-rating in large-cap technology companies, and stronger than expected earnings.
Elsewhere, Argentina Banks (Grupo Financiero Galicia) also contributed positively as improving macroeconomic conditions, including lower inflation and progress on structural reform, supported earnings growth. The company has also strengthened its balance sheet in recent years.
KEY DETRACTORS
While exposure to specific industries within China performed well, overall investment in the country detracted from performance. This was primarily concentrated in Consumer Services (Meituan) and Technology Hardware (Xiaomi). Exposure to Brazilian Consumption (Raia Drogasil, Lojas Renner) also lagged as high real interest rates constrained earnings outlooks. In Taiwan Technology Hardware, E Ink underperformed due to near term tariff concerns and their potential impact on U.S. demand.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class C since its inception on November 01, 2016, as compared to the performance of a broad based index. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2025	1 Year	5 Year	Since Inception
Ashmore Emerging Markets Active Equity Fund (Class C/EMQCX) (load-waived)	23.98%	4.62%	5.90%
Ashmore Emerging Markets Active Equity Fund (Class C/EMQCX) (unadjusted)	22.98%	4.62%	5.90%
MSCI Emerging Markets Net	27.91%	7.45%	7.54%

Performance Inception Date	Nov. 01, 2016
No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 13,845,369
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 23,820
Investment Company Portfolio Turnover	209.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund net assets	$13,845,369
Total number of portfolio holdings	53
Total advisory fees paid (after reimbursements)	$23,820
Portfolio turnover rate	209%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2025.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	10.8%
Tencent Holdings Ltd.	7.9%
Alibaba Group Holding Ltd.	4.6%
HDFC Bank Ltd. ADR	4.1%
Samsung Electronics Co. Ltd.	3.9%
PDD Holdings, Inc.	3.0%
Sun Pharmaceutical Industries Ltd.	2.9%
Industrial & Commercial Bank of China Ltd., Class H	2.9%
Maruti Suzuki India Ltd.	2.9%
Infosys Ltd. ADR	2.4%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	10.8%
Tencent Holdings Ltd.	7.9%
Alibaba Group Holding Ltd.	4.6%
HDFC Bank Ltd. ADR	4.1%
Samsung Electronics Co. Ltd.	3.9%
PDD Holdings, Inc.	3.0%
Sun Pharmaceutical Industries Ltd.	2.9%
Industrial & Commercial Bank of China Ltd., Class H	2.9%
Maruti Suzuki India Ltd.	2.9%
Infosys Ltd. ADR	2.4%

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the year ended October 31, 2025.
C000174431 [Member]
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Active Equity Fund
Class Name	Institutional Class
Trading Symbol	EMQIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Active Equity Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Active Equity Fund (Institutional Class/EMQIX)	$119	1.06%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2025, Ashmore Emerging Markets Active Equity Fund (Institutional Class/EMQIX) returned 25.31% and underperformed the MSCI Emerging Markets Net benchmark return of 27.91% by 2.60% on a net of fees basis.
KEY CONTRIBUTORS
The Fund benefited from holdings in the South Korean semiconductor industry, where SK Hynix and SK Square outperformed on sustained demand for Artificial Intelligence (AI) related high bandwidth memory and improving pricing in DRAM and NAND products. In China, the Consumer Discretionary (Alibaba) and Media & Entertainment (Tencent) added to returns following a re-rating in large-cap technology companies, and stronger than expected earnings.
Elsewhere, Argentina Banks (Grupo Financiero Galicia) also contributed positively as improving macroeconomic conditions, including lower inflation and progress on structural reform, supported earnings growth. The company has also strengthened its balance sheet in recent years.
KEY DETRACTORS
While exposure to specific industries within China performed well, overall investment in the country detracted from performance. This was primarily concentrated in Consumer Services (Meituan) and Technology Hardware (Xiaomi). Exposure to Brazilian Consumption (Raia Drogasil, Lojas Renner) also lagged as high real interest rates constrained earnings outlooks. In Taiwan Technology Hardware, E Ink underperformed due to near term tariff concerns and their potential impact on U.S. demand.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the performance of a hypothetical $1,000,000 investment in Institutional Class since its inception on November 01, 2016, as compared to the performance of a broad based index. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-active-equity-fund-institutional-quarterly-fund-card for the most recent performance information.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2025	1 Year	5 Year	Since Inception
Ashmore Emerging Markets Active Equity Fund (Institutional Class/EMQIX)	25.31%	5.65%	6.95%
MSCI Emerging Markets Net	27.91%	7.45%	7.54%

Performance Inception Date	Nov. 01, 2016
No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-active-equity-fund-institutional-quarterly-fund-card for the most recent performance information.
Net Assets	$ 13,845,369
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 23,820
Investment Company Portfolio Turnover	209.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund net assets	$13,845,369
Total number of portfolio holdings	53
Total advisory fees paid (after reimbursements)	$23,820
Portfolio turnover rate	209%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2025.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	10.8%
Tencent Holdings Ltd.	7.9%
Alibaba Group Holding Ltd.	4.6%
HDFC Bank Ltd. ADR	4.1%
Samsung Electronics Co. Ltd.	3.9%
PDD Holdings, Inc.	3.0%
Sun Pharmaceutical Industries Ltd.	2.9%
Industrial & Commercial Bank of China Ltd., Class H	2.9%
Maruti Suzuki India Ltd.	2.9%
Infosys Ltd. ADR	2.4%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	10.8%
Tencent Holdings Ltd.	7.9%
Alibaba Group Holding Ltd.	4.6%
HDFC Bank Ltd. ADR	4.1%
Samsung Electronics Co. Ltd.	3.9%
PDD Holdings, Inc.	3.0%
Sun Pharmaceutical Industries Ltd.	2.9%
Industrial & Commercial Bank of China Ltd., Class H	2.9%
Maruti Suzuki India Ltd.	2.9%
Infosys Ltd. ADR	2.4%

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the year ended October 31, 2025.
C000217584 [Member]
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Equity ESG Fund
Class Name	Institutional Class
Trading Symbol	ESIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Equity ESG Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity ESG Fund (Institutional Class/ESIGX)	$120	1.05%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2025, Ashmore Emerging Markets Equity ESG Fund (Institutional Class/ESIGX) returned 28.97% and outperformed the MSCI Emerging Markets Net benchmark return of 27.91% by 1.06% on a net of fees basis.
KEY CONTRIBUTORS
The fund’s overweight exposure to South Korea’s semiconductor sector was the largest contributor to relative returns. Companies such as SK Hynix and SK Square benefited from surging demand for Artificial Intelligence (AI). In Taiwan, holdings in Eugene Technology and Chroma benefitted from similar dynamics related to increasing capital expenditure for AI infrastructure.
In China, strong results from Sieyuan Electric, Contemporary Amperex Technology, and Tencent supported performance. The latter two companies benefitted from revenue growth driven by geographic expansion.
KEY DETRACTORS
E Ink (digital ink) was the worst performing investment over the full year period ending October 31, 2025. The company reported generally strong earnings, but saw the stock sell off over near-term concern surrounding the impact of tariffs on future demand.
Taiwanese company E Ink lagged on short term tariff concerns despite healthy fundamentals. Within China, Anta, Meituan, and Proya lagged due to competitive pressures, elevated costs, and softer consumer sentiment. The Fund’s underweight in Alibaba also detracted, as the stock rallied on renewed optimism toward AI opportunities and improving regulatory sentiment.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the performance of a hypothetical $1,000,000 investment in Institutional Class since its inception on February 26, 2020, as compared to the performance of a broad based index. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-equity-esg-fund-institutional-quarterly-fund-card for the most recent performance information.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2025	1 Year	5 Year	Since Inception
Ashmore Emerging Markets Equity ESG Fund (Institutional Class/ESIGX)	28.97%	6.91%	9.61%
MSCI Emerging Markets Net	27.91%	7.45%	7.93%

Performance Inception Date	Feb. 26, 2020
No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-equity-esg-fund-institutional-quarterly-fund-card for the most recent performance information.
Net Assets	$ 16,515,152
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 11,002
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund net assets	$16,515,152
Total number of portfolio holdings	49
Total advisory fees paid (after reimbursements)	$11,002
Portfolio turnover rate	55%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2025.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	14.9%
Tencent Holdings Ltd.	8.6%
SK hynix, Inc.	5.4%
HDFC Bank Ltd. ADR	4.5%
Contemporary Amperex Technology Co. Ltd., Class A	3.8%
Sieyuan Electric Co. Ltd., Class A	3.0%
AIA Group Ltd.	2.4%
Grab Holdings Ltd., Class A	2.3%
Eugene Technology Co. Ltd.	2.3%
E Ink Holdings, Inc.	2.2%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	14.9%
Tencent Holdings Ltd.	8.6%
SK hynix, Inc.	5.4%
HDFC Bank Ltd. ADR	4.5%
Contemporary Amperex Technology Co. Ltd., Class A	3.8%
Sieyuan Electric Co. Ltd., Class A	3.0%
AIA Group Ltd.	2.4%
Grab Holdings Ltd., Class A	2.3%
Eugene Technology Co. Ltd.	2.3%
E Ink Holdings, Inc.	2.2%

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the year ended October 31, 2025.
C000217586 [Member]
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Equity ESG Fund
Class Name	Class C
Trading Symbol	ESCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Equity ESG Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity ESG Fund (Class C/ESCGX)	$230	2.02%

Expenses Paid, Amount	$ 230
Expense Ratio, Percent	2.02%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2025, Ashmore Emerging Markets Equity ESG Fund (Class C/ESCGX) returned 27.71% and underperformed the MSCI Emerging Markets Net benchmark return of 27.91% by 0.20% on a net of fees basis.
KEY CONTRIBUTORS
The fund’s overweight exposure to South Korea’s semiconductor sector was the largest contributor to relative returns. Companies such as SK Hynix and SK Square benefited from surging demand for Artificial Intelligence (AI). In Taiwan, holdings in Eugene Technology and Chroma benefitted from similar dynamics related to increasing capital expenditure for AI infrastructure.
In China, strong results from Sieyuan Electric, Contemporary Amperex Technology, and Tencent supported performance. The latter two companies benefitted from revenue growth driven by geographic expansion.
KEY DETRACTORS
E Ink (digital ink) was the worst performing investment over the full year period ending October 31, 2025. The company reported generally strong earnings, but saw the stock sell off over near-term concern surrounding the impact of tariffs on future demand.
Taiwanese company E Ink lagged on short term tariff concerns despite healthy fundamentals. Within China, Anta, Meituan, and Proya lagged due to competitive pressures, elevated costs, and softer consumer sentiment. The Fund’s underweight in Alibaba also detracted, as the stock rallied on renewed optimism toward AI opportunities and improving regulatory sentiment.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class C since its inception on February 26, 2020, as compared to the performance of a broad based index. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2025	1 Year	5 Year	Since Inception
Ashmore Emerging Markets Equity ESG Fund (Class C/ESCGX) (load-waived)	27.71%	5.87%	8.58%
Ashmore Emerging Markets Equity ESG Fund (Class C/ESCGX) (unadjusted)	26.71%	5.87%	8.58%
MSCI Emerging Markets Net	27.91%	7.45%	7.93%

Performance Inception Date	Feb. 26, 2020
No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 16,515,152
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 11,002
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund net assets	$16,515,152
Total number of portfolio holdings	49
Total advisory fees paid (after reimbursements)	$11,002
Portfolio turnover rate	55%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2025.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	14.9%
Tencent Holdings Ltd.	8.6%
SK hynix, Inc.	5.4%
HDFC Bank Ltd. ADR	4.5%
Contemporary Amperex Technology Co. Ltd., Class A	3.8%
Sieyuan Electric Co. Ltd., Class A	3.0%
AIA Group Ltd.	2.4%
Grab Holdings Ltd., Class A	2.3%
Eugene Technology Co. Ltd.	2.3%
E Ink Holdings, Inc.	2.2%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	14.9%
Tencent Holdings Ltd.	8.6%
SK hynix, Inc.	5.4%
HDFC Bank Ltd. ADR	4.5%
Contemporary Amperex Technology Co. Ltd., Class A	3.8%
Sieyuan Electric Co. Ltd., Class A	3.0%
AIA Group Ltd.	2.4%
Grab Holdings Ltd., Class A	2.3%
Eugene Technology Co. Ltd.	2.3%
E Ink Holdings, Inc.	2.2%

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the year ended October 31, 2025.
C000217585 [Member]
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Equity ESG Fund
Class Name	Class A
Trading Symbol	ESAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Equity ESG Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity ESG Fund (Class A/ESAGX)	$145	1.27%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2025, Ashmore Emerging Markets Equity ESG Fund (Class A/ESAGX) returned 28.63% and outperformed the MSCI Emerging Markets Net benchmark return of 27.91% by 0.72% on a net of fees basis.
KEY CONTRIBUTORS
The fund’s overweight exposure to South Korea’s semiconductor sector was the largest contributor to relative returns. Companies such as SK Hynix and SK Square benefited from surging demand for Artificial Intelligence (AI). In Taiwan, holdings in Eugene Technology and Chroma benefitted from similar dynamics related to increasing capital expenditure for AI infrastructure.
In China, strong results from Sieyuan Electric, Contemporary Amperex Technology, and Tencent supported performance. The latter two companies benefitted from revenue growth driven by geographic expansion.
KEY DETRACTORS
E Ink (digital ink) was the worst performing investment over the full year period ending October 31, 2025. The company reported generally strong earnings, but saw the stock sell off over near-term concern surrounding the impact of tariffs on future demand.
Taiwanese company E Ink lagged on short term tariff concerns despite healthy fundamentals. Within China, Anta, Meituan, and Proya lagged due to competitive pressures, elevated costs, and softer consumer sentiment. The Fund’s underweight in Alibaba also detracted, as the stock rallied on renewed optimism toward AI opportunities and improving regulatory sentiment.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class A since its inception on February 26, 2020, as compared to the performance of a broad based index. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2025	1 Year	5 Year	Since Inception
Ashmore Emerging Markets Equity ESG Fund (Class A/ESAGX) (load-waived)	28.63%	6.62%	9.34%
Ashmore Emerging Markets Equity ESG Fund (Class A/ESAGX) (unadjusted)	21.92%	5.47%	8.31%
MSCI Emerging Markets Net	27.91%	7.45%	7.93%

Performance Inception Date	Feb. 26, 2020
No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 16,515,152
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 11,002
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund net assets	$16,515,152
Total number of portfolio holdings	49
Total advisory fees paid (after reimbursements)	$11,002
Portfolio turnover rate	55%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2025.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	14.9%
Tencent Holdings Ltd.	8.6%
SK hynix, Inc.	5.4%
HDFC Bank Ltd. ADR	4.5%
Contemporary Amperex Technology Co. Ltd., Class A	3.8%
Sieyuan Electric Co. Ltd., Class A	3.0%
AIA Group Ltd.	2.4%
Grab Holdings Ltd., Class A	2.3%
Eugene Technology Co. Ltd.	2.3%
E Ink Holdings, Inc.	2.2%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	14.9%
Tencent Holdings Ltd.	8.6%
SK hynix, Inc.	5.4%
HDFC Bank Ltd. ADR	4.5%
Contemporary Amperex Technology Co. Ltd., Class A	3.8%
Sieyuan Electric Co. Ltd., Class A	3.0%
AIA Group Ltd.	2.4%
Grab Holdings Ltd., Class A	2.3%
Eugene Technology Co. Ltd.	2.3%
E Ink Holdings, Inc.	2.2%

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the year ended October 31, 2025.
C000221885 [Member]
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Debt Fund
Class Name	Class A
Trading Symbol	IGAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Debt Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Debt Fund (Class A/IGAEX)	$98	0.92%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2025, the Ashmore Emerging Markets Debt Fund (Class A/IGAEX) delivered a total return of 13.74% net of fees and outperformed the JP Morgan Emerging Market Bond Index Global Diversified benchmark return of 12.76% by 0.98%.
TOP CONTRIBUTORS
Venezuela was the largest contributor, as PDVSA and sovereign bonds rallied on progress toward the Citgo asset sale and favorable court developments supporting bondholder claims. Renewed international pressure on Venezuela’s leadership also improved restructuring expectations.
In Mexico, exposure to Pemex performed well following a government recapitalization and stable trade relations with the U.S., which supported spread tightening. The Fund’s underweight in China added to relative performance as bonds lagged a strong emerging market rally.
TOP DETRACTORS
The Fund’s underweight in Lebanon detracted modestly as rising optimism over potential political change supported bond prices. In Panama, curve positioning hurt results when long‑duration bonds outperformed following U.S. yield‑curve movements and domestic policy progress. The Fund’s temporary CDX hedge also detracted after spreads tightened amid easing geopolitical concerns.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class A since its inception on September 17, 2020, as compared to the performance of a broad based index. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2025	1 Year	5 Year	Since Inception
Ashmore Emerging Markets Debt Fund (Class A/IGAEX) (load-waived)	13.74%	3.01%	2.69%
Ashmore Emerging Markets Debt Fund (Class A/IGAEX) (unadjusted)	9.16%	2.17%	1.87%
JP Morgan Emerging Market Bond Index Global Diversified	12.76%	2.71%	2.23%

Performance Inception Date	Sep. 17, 2020
No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 21,722,755
Holdings Count | Holding	146
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund net assets	$21,722,755
Total number of portfolio holdings	146
Total advisory fees paid (after reimbursements)	$—
Portfolio turnover rate	30%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of October 31, 2025.

ASSET TYPE ALLOCATION

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the year ended October 31, 2025.
C000221886 [Member]
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Debt Fund
Class Name	Class C
Trading Symbol	IGCEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Debt Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Debt Fund (Class C/IGCEX)	$178	1.67%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.67%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2025, the Ashmore Emerging Markets Debt Fund (ClassC/IGCEX) delivered a total return of 13.02% net of fees and outperformed the JP Morgan Emerging Market Bond Index Global Diversified of 12.76% by 0.26%.
TOP CONTRIBUTORS
Venezuela was the largest contributor, as PDVSA and sovereign bonds rallied on progress toward the Citgo asset sale and favorable court developments supporting bondholder claims. Renewed international pressure on Venezuela’s leadership also improved restructuring expectations.
In Mexico, exposure to Pemex performed well following a government recapitalization and stable trade relations with the U.S., which supported spread tightening. The Fund’s underweight in China added to relative performance as bonds lagged a strong emerging market rally.
TOP DETRACTORS
The Fund’s underweight in Lebanon detracted modestly as rising optimism over potential political change supported bond prices. In Panama, curve positioning hurt results when long‑duration bonds outperformed following U.S. yield‑curve movements and domestic policy progress. The Fund’s temporary CDX hedge also detracted after spreads tightened amid easing geopolitical concerns.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class C since its inception on September 17, 2020, as compared to the performance of a broad based index. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2025	1 Year	5 Year	Since Inception
Ashmore Emerging Markets Debt Fund (Class C/IGCEX) (load-waived)	13.02%	2.28%	1.97%
Ashmore Emerging Markets Debt Fund (Class C/IGCEX) (unadjusted)	12.02%	2.28%	1.97%
JP Morgan Emerging Market Bond Index Global Diversified	12.76%	2.71%	2.23%

Performance Inception Date	Sep. 17, 2020
No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 21,722,755
Holdings Count | Holding	146
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund net assets	$21,722,755
Total number of portfolio holdings	146
Total advisory fees paid (after reimbursements)	$—
Portfolio turnover rate	30%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of October 31, 2025.

ASSET TYPE ALLOCATION

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the year ended October 31, 2025.
C000221884 [Member]
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Debt Fund
Class Name	Institutional Class
Trading Symbol	IGIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Debt Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Debt Fund (Institutional Class/IGIEX)	$79	0.74%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2025, the Ashmore Emerging Markets Debt Fund (Institutional Class/IGIEX) delivered a total return of 13.86% net of fees, and outperformed the JP Morgan Emerging Market Bond Index Global Diversified of 12.76% by 1.10%.
TOP CONTRIBUTORS
Venezuela was the largest contributor, as PDVSA and sovereign bonds rallied on progress toward the Citgo asset sale and favorable court developments supporting bondholder claims. Renewed international pressure on Venezuela’s leadership also improved restructuring expectations.
In Mexico, exposure to Pemex performed well following a government recapitalization and stable trade relations with the U.S., which supported spread tightening. The Fund’s underweight in China added to relative performance as bonds lagged a strong emerging market rally.
TOP DETRACTORS
The Fund’s underweight in Lebanon detracted modestly as rising optimism over potential political change supported bond prices. In Panama, curve positioning hurt results when long‑duration bonds outperformed following U.S. yield‑curve movements and domestic policy progress. The Fund’s temporary CDX hedge also detracted after spreads tightened amid easing geopolitical concerns.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the performance of a hypothetical $1,000,000 investment in Institutional Class since its inception on September 17, 2020, as compared to the performance of a broad based index. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-debt-fund-institutional-quarterly-fund-card for the most recent performance information.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2025	1 Year	5 Year	Since Inception
Ashmore Emerging Markets Debt Fund (Institutional Class/IGIEX)	13.86%	3.19%	2.88%
JP Morgan Emerging Market Bond Index Global Diversified	12.76%	2.71%	2.23%

Performance Inception Date	Sep. 17, 2020
No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-debt-fund-institutional-quarterly-fund-card for the most recent performance information.
Net Assets	$ 21,722,755
Holdings Count | Holding	146
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund net assets	$21,722,755
Total number of portfolio holdings	146
Total advisory fees paid (after reimbursements)	$—
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of October 31, 2025.

ASSET TYPE ALLOCATION

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the year ended October 31, 2025.
C000250018 [Member]
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Equity ex China Fund
Class Name	Institutional Class
Trading Symbol	EMXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Equity ex China Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity ex China Fund (Institutional Class/EMXIX)	$120	1.05%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2025, Ashmore Emerging Markets Equity ex China Fund (Institutional Class/EMXIX) returned 28.42% and outperformed the MSCI Emerging Markets Net ex China benchmark return of 25.85% by 2.57% on a net of fees basis.
KEY CONTRIBUTORS
The Fund’s underweight position to India added significantly to relative performance, as elevated valuations and slower economic growth resulted in the Indian market significantly trailing broader emerging markets.
The Fund’s overweight exposure to South Korea’s semiconductor sector was the largest contributor to relative returns. Companies such as SK Hynix, Hansol Chemical, and SK Square benefited from surging demand for Artificial Intelligence (AI). In Taiwan, holdings in Eugene Technology and Chroma benefitted from similar dynamics related to increasing capital expenditure for AI infrastructure.
Elsewhere, Grab (ASEAN) also contributed to relative returns as the company reported robust EBITDA growth supported by rising mobility and financial services adoption across its markets.
KEY DETRACTORS
Taiwanese company E Ink lagged on short term tariff concerns despite healthy fundamentals, while Kaspi (Kazakhstan) detracted from performance following a local rate hike that increased funding costs and dampened consumer spending. In the Middle East, Talabat underperformed amid intensified competition and reduced order values despite growing transaction volumes.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the performance of a hypothetical $1,000,000 investment in Institutional Class since its inception on June 11, 2024, as compared to the performance of a broad based index. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-equity-ex-china-fund-institutional-quarterly-fund-card for the most recent performance information.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2025	1 Year	Since Inception
Ashmore Emerging Markets Equity ex China Fund (Institutional Class/EMXIX)	28.42%	19.33%
MSCI Emerging Markets Net ex China	25.85%	20.71%

Performance Inception Date	Jun. 11, 2024
No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-equity-ex-china-fund-institutional-quarterly-fund-card for the most recent performance information.
Net Assets	$ 9,537,364
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund net assets	$9,537,364
Total number of portfolio holdings	56
Total advisory fees paid (after reimbursements)	$—
Portfolio turnover rate	63%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2025.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	16.7%
SK hynix, Inc.	4.7%
HDFC Bank Ltd. ADR	4.3%
SK Square Co. Ltd.	4.1%
Hansol Chemical Co. Ltd.	2.5%
Rede D'Or Sao Luiz S.A.	2.1%
E Ink Holdings, Inc.	2.0%
Grupo Financiero Banorte S.A.B. de C.V., Class O	2.0%
Samsung Electro-Mechanics Co. Ltd.	1.9%
Grab Holdings Ltd., Class A	1.9%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	16.7%
SK hynix, Inc.	4.7%
HDFC Bank Ltd. ADR	4.3%
SK Square Co. Ltd.	4.1%
Hansol Chemical Co. Ltd.	2.5%
Rede D'Or Sao Luiz S.A.	2.1%
E Ink Holdings, Inc.	2.0%
Grupo Financiero Banorte S.A.B. de C.V., Class O	2.0%
Samsung Electro-Mechanics Co. Ltd.	1.9%
Grab Holdings Ltd., Class A	1.9%

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the year ended October 31, 2025.
C000250020 [Member]
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Equity ex China Fund
Class Name	Class C
Trading Symbol	EMXCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Equity ex China Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity ex China Fund (Class C/EMXCX)	$230	2.02%

Expenses Paid, Amount	$ 230
Expense Ratio, Percent	2.02%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2025, Ashmore Emerging Markets Equity ex China Fund (Class C/EMXCX) returned 27.24% and outperformed the MSCI Emerging Markets Net ex China benchmark return of 25.85% by 1.39% on a net of fees basis.
KEY CONTRIBUTORS
The Fund’s underweight position to India added significantly to relative performance, as elevated valuations and slower economic growth resulted in the Indian market significantly trailing broader emerging markets.
The Fund’s overweight exposure to South Korea’s semiconductor sector was the largest contributor to relative returns. Companies such as SK Hynix, Hansol Chemical, and SK Square benefited from surging demand for Artificial Intelligence (AI). In Taiwan, holdings in Eugene Technology and Chroma benefitted from similar dynamics related to increasing capital expenditure for AI infrastructure.
Elsewhere, Grab (ASEAN) also contributed to relative returns as the company reported robust EBITDA growth supported by rising mobility and financial services adoption across its markets.
KEY DETRACTORS
Taiwanese company E Ink lagged on short term tariff concerns despite healthy fundamentals, while Kaspi (Kazakhstan) detracted from performance following a local rate hike that increased funding costs and dampened consumer spending. In the Middle East, Talabat underperformed amid intensified competition and reduced order values despite growing transaction volumes.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class C since its inception on June 11, 2024, as compared to the performance of a broad based index. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2025	1 Year	Since Inception
Ashmore Emerging Markets Equity ex China Fund (Class C/EMXCX) (load-waived)	27.24%	18.20%
Ashmore Emerging Markets Equity ex China Fund (Class C/EMXCX) (unadjusted)	26.24%	18.20%
MSCI Emerging Markets Net ex China	25.85%	20.71%

Performance Inception Date	Jun. 11, 2024
No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 9,537,364
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund net assets	$9,537,364
Total number of portfolio holdings	56
Total advisory fees paid (after reimbursements)	$—
Portfolio turnover rate	63%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2025.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	16.7%
SK hynix, Inc.	4.7%
HDFC Bank Ltd. ADR	4.3%
SK Square Co. Ltd.	4.1%
Hansol Chemical Co. Ltd.	2.5%
Rede D'Or Sao Luiz S.A.	2.1%
E Ink Holdings, Inc.	2.0%
Grupo Financiero Banorte S.A.B. de C.V., Class O	2.0%
Samsung Electro-Mechanics Co. Ltd.	1.9%
Grab Holdings Ltd., Class A	1.9%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	16.7%
SK hynix, Inc.	4.7%
HDFC Bank Ltd. ADR	4.3%
SK Square Co. Ltd.	4.1%
Hansol Chemical Co. Ltd.	2.5%
Rede D'Or Sao Luiz S.A.	2.1%
E Ink Holdings, Inc.	2.0%
Grupo Financiero Banorte S.A.B. de C.V., Class O	2.0%
Samsung Electro-Mechanics Co. Ltd.	1.9%
Grab Holdings Ltd., Class A	1.9%

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the year ended October 31, 2025.
C000250019 [Member]
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Equity ex China Fund
Class Name	Class A
Trading Symbol	EMXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Equity ex China Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity ex China Fund (Class A/EMXAX)	$145	1.27%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2025, Ashmore Emerging Markets Equity ex China Fund (Class A/EMXAX) returned 28.18% and outperformed the MSCI Emerging Markets Net ex China benchmark return of 25.85% by 2.33% on a net of fees basis.
KEY CONTRIBUTORS
The Fund’s underweight position to India added significantly to relative performance, as elevated valuations and slower economic growth resulted in the Indian market significantly trailing broader emerging markets.
The Fund’s overweight exposure to South Korea’s semiconductor sector was the largest contributor to relative returns. Companies such as SK Hynix, Hansol Chemical, and SK Square benefited from surging demand for Artificial Intelligence (AI). In Taiwan, holdings in Eugene Technology and Chroma benefitted from similar dynamics related to increasing capital expenditure for AI infrastructure.
Elsewhere, Grab (ASEAN) also contributed to relative returns as the company reported robust EBITDA growth supported by rising mobility and financial services adoption across its markets.
KEY DETRACTORS
Taiwanese company E Ink lagged on short term tariff concerns despite healthy fundamentals, while Kaspi (Kazakhstan) detracted from performance following a local rate hike that increased funding costs and dampened consumer spending. In the Middle East, Talabat underperformed amid intensified competition and reduced order values despite growing transaction volumes.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class A since its inception on June 11, 2024, as compared to the performance of a broad based index. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2025	1 Year	Since Inception
Ashmore Emerging Markets Equity ex China Fund (Class A/EMXAX) (load-waived)	28.18%	19.05%
Ashmore Emerging Markets Equity ex China Fund (Class A/EMXAX) (unadjusted)	21.44%	14.55%
MSCI Emerging Markets Net ex China	25.85%	20.71%

Performance Inception Date	Jun. 11, 2024
No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 9,537,364
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund net assets	$9,537,364
Total number of portfolio holdings	56
Total advisory fees paid (after reimbursements)	$—
Portfolio turnover rate	63%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2025.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	16.7%
SK hynix, Inc.	4.7%
HDFC Bank Ltd. ADR	4.3%
SK Square Co. Ltd.	4.1%
Hansol Chemical Co. Ltd.	2.5%
Rede D'Or Sao Luiz S.A.	2.1%
E Ink Holdings, Inc.	2.0%
Grupo Financiero Banorte S.A.B. de C.V., Class O	2.0%
Samsung Electro-Mechanics Co. Ltd.	1.9%
Grab Holdings Ltd., Class A	1.9%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	16.7%
SK hynix, Inc.	4.7%
HDFC Bank Ltd. ADR	4.3%
SK Square Co. Ltd.	4.1%
Hansol Chemical Co. Ltd.	2.5%
Rede D'Or Sao Luiz S.A.	2.1%
E Ink Holdings, Inc.	2.0%
Grupo Financiero Banorte S.A.B. de C.V., Class O	2.0%
Samsung Electro-Mechanics Co. Ltd.	1.9%
Grab Holdings Ltd., Class A	1.9%

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the year ended October 31, 2025.